Income tax	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income tax
8	Income tax

(a)	The subsidiaries comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong and the PRC. The Company is not subject to income taxes in the British Virgin Islands.

Hong Kong Tax

The subsidiaries operating in Hong Kong are subject to the Hong Kong profits tax rate of 16.5% (2016 and 2015: 16.5%).  BIL, BATL and BEL have no assessable profits for the year ended March 31, 2017.

Since December 2005, BEL was under tax review by the local tax authorities for the profits tax assessment for the fiscal years ended March 31, 2000 to 2005.  During the tax years under review, BEL was reporting profits tax with tax benefit of 50% reduction in tax payment due to import processing.  However, the local tax authorities determined that BEL was not entitled to this tax benefit as the PRC factory setup was no longer considered an import processing activity.  Also, during the tax years under review, the local tax authorities determined that some profits of BEII were generated within the territory of Hong Kong and should be taxable in Hong Kong.  After review and discussion between the Company and the local tax authorities, both parties agreed that the tax benefit of 50% reduction was not applicable and certain profits of BEII were taxable in Hong Kong during the tax years in review.

During the fiscal year ended March 31, 2015, the tax review case was closed and confirmed with the local tax authorities and the final tax and interest payable were approximately $1,545,000.  After offsetting with the tax reserve certificates purchased for approximately $1,710,000, the Company obtained a refund of approximately $165,000.

PRC Tax

All subsidiaries registered in the PRC are subject to a tax rate of 25% (2016 and 2015: 25%).

(b)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The (loss) / income before income taxes by geographical location is analyzed as follows:

	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(55)	3,933	693
PRC	148	(167)	2,531
Others	(20)	(585)	171

Total	73	3,181	3,395

Others mainly include the (loss) / income from BVI.

(c)	Income tax credit / (expense) comprises the following:

	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	(13)	(310)	(600)
Income tax credit	1,050	-	-

Total income tax credit / (expense)	1,037	(310)	(600)

The components of the income tax credit / (expense) by geographical location are as follows:

	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	1,050	(310)	(5)
PRC	(13)	-	(595)

Total	1,037	(310)	(600)

At the end of the accounting periods, the income tax liabilities are as follows:

	2016	2017
	$ in thousands	$ in thousands

Non-current	-	-
Current	317	533

Total	317	533

(d)	Deferred tax assets comprise the following:

	2016	2017
	$ in thousands	$ in thousands

Tax loss carry forwards	4,459	4,270
Less: Valuation allowance	(4,459)	(4,270)

	-	-

         As of March 31, 2016 and 2017, the Company had accumulated tax losses amounting to approximately $25,327,000 and $24,410,000 (the tax effect thereon is approximately $4,459,000 and $4,270,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other jurisdictions. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2017, the Company’s accumulated tax losses of approximately $2,848,000 will expire from 2018 to 2022.

(e)	Changes in valuation allowance are as follows:

	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	853	4,459	4,459
Charged / (credited) to income tax expense	3,606	-	(189)

Balance, March 31	4,459	4,459	4,270

(f)	The actual income tax credit / (expense) attributable to earnings for the fiscal years ended March 31, 2015, 2016 and 2017 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Income before income taxes	73	3,181	3,395

Income tax benefit / (expense) on pretax income at statutory rate	(12)	(525)	(560)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(233)	(95)	(52)
Profit not subject to income tax	542	387	472
Expenses not deductible for income tax purposes	(336)	(255)	(686)
Increase / (decrease) in valuation allowance	3,606	-	(189)
Reversal of provision from conclusion of tax review with tax authorities	2,595	-	-
Tax expense from conclusion of tax review with tax authorities	(1,545)	-	-
Under provision in prior year	-	-	5
Utilization of tax losses / (tax losses recognized)	(3,580)	178	410

Total income tax credit / (expense)	1,037	(310)	(600)

The statutory rate of 16.5% used above is that of Hong Kong, where the Company’s main business is located.

(g)	The Company complies with ASC 740 and assessed the tax position during the fiscal year ended March 31, 2017 and concluded that such prior year uncertain income tax liability was no longer required.

The Company’s accounting policy is to treat interest and penalties as components of income taxes.  As of March 31, 2017, the Company had no accrued penalties related to uncertain tax positions (2016: $nil).